Other financial and non-financial liabilities	12 Months Ended
Dec. 31, 2025
Other Financial And Non Financial Liabilities [Line Items]
Other Financial And Non Financial Liabilities Explanatory
Note 18
Other liabilities
a) Other financial liabilities measured at amortized cost
USD m 31.12.25 31.12.24
Other accrued expenses 2,579 2,732
Accrued interest expenses 4,582 5,862
Settlement and clearing accounts 1,492 1,925
Lease liabilities 3,473 3,871
Other 4,492 7,372
Total other financial liabilities measured at amortized cost 16,617 21,762
b) Other financial liabilities designated at fair value
USD m 31.12.25 31.12.24
Financial liabilities related to unit-linked investment contracts 21,052 17,203
Securities financing transactions 3,848 5,798
Over-the-counter debt instruments and other 3,284 5,698
Funding from UBS Group AG
1
7,104 5,342
Total other financial liabilities designated at fair value 35,287 34,041
1 Funding from UBS Group
AG consists of subordinated
debt of UBS AG
and its subsidiaries toward
UBS Group AG.
Subordinated debt consists of
unsecured debt obligations that
are contractually subordinated in
right of payment to all other present and future non-subordinated obligations of the respective issuing entity.
c) Other non-financial liabilities
USD m 31.12.25 31.12.24
Compensation-related liabilities 7,190 6,897
of which: financial advisor compensation plans 1,776 1,601
of which: cash awards and other compensation plans 3,919 3,818 of which: net defined benefit liability 615 691
of which: other compensation-related liabilities
1
879 786
Current tax liabilities 924 1,536
Deferred tax liabilities 351 283
VAT,
withholding tax and other tax payables
938 1,067
Deferred income 718 614
Liabilities of disposal groups held for sale
2
1,212
Other 139 304
Total other non-financial liabilities
10,260 11,911
1 Includes liabilities for payroll taxes and untaken vacation.
2 Refer to Note 28 for more information about the sale of Select Portfolio Servicing.